Investment in airport concessions (Tables)	12 Months Ended
Dec. 31, 2020
Investment in airport concessions
Schedule of carrying value and changes in concessioned assets

	December 31,
	2020		2019		2018
Projects completed and in operation:
Airport concessions	Ps.	605,643	Ps.	605,643	Ps.	605,643
Rights to use airport facilities		3,356,762		3,356,762		3,356,762
Improvements to concessioned assets (see note 15)		8,594,136		7,331,450		6,165,810
Improvements to concessioned assets in progress		615,246		624,063		834,868
Accumulated amortization		(2,942,131)		(2,650,807)		(2,396,427)
	Ps.	10,229,656	Ps.	9,267,111	Ps.	8,566,656

The changes in investment in concessions are as follows:

	December 31,
	2020		2019		2018
Investment in airport concessions
Beginning balance	Ps.	11,917,919	Ps.	10,963,084	Ps.	9,821,579
Increase		1,253,868		954,835		1,141,505
Ending balance		13,171,787		11,917,919		10,963,084
Amortization of airport concessions:
Beginning balance		(2,650,807)		(2,396,427)		(2,173,162)
Increase		(291,323)		(254,380)		(223,266)
Ending balance		(2,942,131)		(2,650,807)		(2,396,427)
Net investment in airport concessions	Ps.	10,229,656	Ps.	9,267,111	Ps.	8,566,656

Schedule of contractual obligations under development plan

Amount

Year
2021	2,565,502
2022	2,655,068
2023	2,620,741
2024	2,510,125
2025	2,235,465
12,586,901